Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Selling and marketing	$ 0	$ 0	$ 1,755
General and administrative	3,650	2,973	14,138
Total operating expenses	3,650	2,973	15,893
Loss from operations	(3,650)	(2,973)	(15,893)
Other income (expense):
Interest income	18	15	2
Interest expense	0	0	(223)
Gain on sale of security	2	0	0
Other income (expense), net	20	15	(221)
Loss from continuing operations	(3,630)	(2,958)	(16,114)
Discontinued Operations:
Income from discontinued operations, including tax benefit	0	23	959
Gain on disposals, net of tax	9,950	2,589	(119)
Income from discontinued operations, net of tax	9,950	2,612	840
Net income (loss)	$ 6,320	$ (346)	$ (15,274)
Basic and diluted net income (loss) per share:
Continuing operations	$ (0.59)	$ (0.32)	$ (1.13)
Discontinued operations, net of tax	$ 1.61	$ 0.29	$ 0.06
Net income (loss) per share	$ 1.02	$ (0.03)	$ (1.07)
Weighted average number of common shares outstanding - basic and diluted	6,196,697	9,063,085	14,320,505